CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603



                                  May 12, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:            First Trust Mortgage Income Fund (the "Fund")

To the Commission:

      On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be mailed to shareholders of the Fund on or about May 23, 2011. Please call the undersigned at (312) 845-3446
(fax (312) 701-2361) with any questions or comments regarding this filing.

                                   Very truly yours,

                                   CHAPMAN AND CUTLER LLP



                                   By /s/ Suzanne M. Russell
                                      -----------------------------
                                      Suzanne M. Russell